Loans and financing - Narrative (Detail)			12 Months Ended
	Jun. 30, 2021 BRL (R$)	Oct. 26, 2020 BRL (R$) session R$ / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Jun. 30, 2021 USD ($)	Oct. 19, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
VWAP calculation, number of trading sessions | session		30
Unrealized borrowing cost on conversion right recognized as expense			R$ (829,213,000)	R$ 755,354,000
Senior notes - 2026
Disclosure of detailed information about borrowings [line items]
Issue amount	R$ 3,052,440,000,000				$ 600,000,000
Borrowings, interest rate	7.25%				7.25%
Borrowing costs incurred	R$ 75,645,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Issue amount		R$ 1,745,900,000	R$ 829,213,000	R$ 755,354,000
Maturity term		5 years
Conversion price per share | R$ / shares		R$ 32.2649
Conversion price per reference share | R$ / shares		R$ 25.3058
Minimum redemption period		36 months
Convertible debt | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			27.50%
Senior notes - 2024
Disclosure of detailed information about borrowings [line items]
Issue amount | $						$ 400,000,000
Conversion premium rate						5.875%